RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2023	August 31, 2022	August 31, 2021
Salaries	$889	$899	$1,236
Severance[1]	-	-	828
Directors' fees	314	289	241
Share-based payments - management	1,359	1,882	2,556
Share-based payments - directors[2]	14	(465)	617
Total	$2,576	$2,605	$5,478

[1]During fiscal 2021, the Company's former President and CEO resigned from the Company.

[2]Share-based payments - directors, includes the revaluation of fully vested DSU's